Balance Sheet Components - Summary of Cost and Accumulated Depreciation and Amortization of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 6,518	$ 4,481
Less: accumulated depreciation and amortization		(2,818)	(1,741)
Total property and equipment, net	$ 3,408	3,700	2,740
Laboratory and platform equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		4,613	3,500
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		100	100
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		198	198
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 1,607	$ 683